SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 5) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
SHARE CAPITAL AND SHAREBASED PAYMENTS
Net income for the period	$ 1,169	$ (803)	$ 3,008	$ (21)
Basic weighted average number of shares outstanding	135,070,079	122,433,272	132,925,193	120,093,760
Effect of dilutive share options, warrants, and RSUs ('000)	5,359,782	0	5,798,710	0
Diluted weighted average number of shares outstanding	140,429,861	122,433,272	138,723,903	120,093,760
Basic income per share	$ 0.01	$ (0.01)	$ 0.02	$ (0.00)
Diluted income per share	$ 0.01	$ (0.01)	$ 0.02	$ (0.00)